Cover Page Cover Page	Oct. 18, 2019
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2019
Entity Registrant Name	United Financial Bancorp, Inc.
Entity Central Index Key	0001501364
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	UBNK
Security Exchange Name	NASDAQ
Entity File Number	001-35028
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	27-3577029
Entity Address, Address Line One	225 Asylum Street
Entity Address, City or Town	Hartford,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06103
City Area Code	860
Local Phone Number	291-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false